As filed with the Securities and Exchange Commission on March 21, 2011

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933  ☒

Pre-Effective Amendment No.         ☐

Post-Effective Amendment No. 33    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940  ☒

Amendment No. 35                          ☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant duly certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the Securities Act and caused this Post-Effective Amendment No. 33 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 21st day of March, 2011.

Aberdeen Funds
Registrant

By:	/s/ Gary Marshall(1)
Gary Marshall
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Gary Marshall(1)	President and Chief Executive Officer	March 21, 2011
Gary Marshall

/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer	March 21, 2011
Andrea Melia	And Principal Accounting Officer

/s/ P. Gerald Malone(1)	Chairman of the Board	March 21, 2011
P. Gerald Malone

/s/ Richard H. McCoy(1)	Trustee	March 21, 2011
Richard H. McCoy

/s/ Peter D. Sacks(1)	Trustee	March 21, 2011
Peter D. Sacks

/s/ John T. Sheehy(1)	Trustee	March 21, 2011
John T. Sheehy

/s/ Warren C. Smith(1)	Trustee	March 21, 2011
Warren C. Smith

/s/ Jack Solan(1)	Trustee	March 21, 2011
Jack Solan

/s/ Martin Gilbert(1)	Trustee	March 21, 2011
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)                    Pursuant to a power of attorney incorporated herein by reference.

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EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase